RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	34,148,294	338,608	134,129	34,621,031
Unsecured Corporate Loans	39,685,295	350,203	1,325,496	41,360,994
Overdrafts	18,834,132	256,209	173,411	19,263,752
Mortgage Loans	22,370,809	2,004,852	709,661	25,085,322
Automobile and other secured loans	6,272,346	1,266,879	405,197	7,944,422
Personal Loans	29,555,460	6,148,950	2,583,516	38,287,926
Retail	29,555,460	6,148,950	2,583,516	38,287,926
Consumer Finance	—	—	—	—
Credit Card Loans	100,611,395	9,616,296	2,354,959	112,582,650
Retail	100,611,395	9,616,296	2,354,959	112,582,650
Consumer Finance	—	—	—	—
Receivables from Financial Leases	10,750,341	202,858	38,715	10,991,914
Foreign Trade Loans	12,897,902	1,849,831	1,480,395	16,228,128
Other Financings	13,094,711	162,372	66,393	13,323,476
Other Receivables from Financial Transactions	2,410,136	90,951	97,912	2,598,999
Total	290,630,821	22,288,009	9,369,784	322,288,614

	December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	72,323,806	1,309,431	337,670	73,970,907
Unsecured Corporate Loans	21,969,956	842,893	2,606,341	25,419,190
Overdrafts	25,885,935	545,292	228,014	26,659,241
Mortgage Loans	27,924,802	2,360,621	624,903	30,910,326
Automobile and other secured loans	6,309,306	793,917	529,645	7,632,868
Personal Loans	48,402,450	7,542,402	5,001,142	60,945,994
Retail	40,015,365	6,519,568	1,625,713	48,160,646
Consumer Finance	8,387,085	1,022,834	3,375,429	12,785,348
Credit Card Loans	118,056,758	8,296,881	2,782,582	129,136,221
Retail	98,621,271	7,336,223	742,201	106,699,695
Consumer Finance	19,435,487	960,658	2,040,381	22,436,526
Receivables from Financial Leases	11,323,930	801,549	89,728	12,215,207
Foreign Trade Loans	19,206,386	4,278,282	3,306,523	26,791,191
Other Financings	8,283,198	481,468	161,917	8,926,583
Other Receivables from Financial Transactions	5,959,301	78,529	220,716	6,258,546
Total	365,645,828	27,331,265	15,889,181	408,866,274

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2022				Balances as of 12/31/2021
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	67,887,912	60,791,253	55,699	7,152,358	80,251,834	70,947,953	14,350	9,318,231
Euro	1,432,907	1,098,753	—	334,154	1,798,095	1,666,068	—	132,027
Others	478,272	11,892	—	466,380	610,183	15,426	—	594,757
Total	69,799,091	61,901,898	55,699	7,952,892	82,660,112	72,629,447	14,350	10,045,015

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2022			12/31/2021
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	85.70%	6,132,508	6,132,508	52.50%	4,888,105	4,888,105
	(85.70)%	(6,132,508)	(6,132,508)	(52.50)%	(4,888,105)	(4,888,105)
Euro	85.70%	286,507	286,507	52.50%	69,259	69,259
	(85.70)%	(286,507)	(286,507)	(52.50)%	(69,259)	(69,259)
Other	85.70%	399,880	399,880	52.50%	311,994	311,994
	(85.70)%	(399,880)	(399,880)	(52.50)%	(311,994)	(311,994)
Total	85.70%	6,818,895	6,818,895	52.50%	5,269,358	5,269,358
	(85.70)%	(6,818,895)	(6,818,895)	(52.50)%	(5,269,358)	(5,269,358)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2022
Total Financial Assets	391,057,404	50,449,192	36,598,283	14,101,774	149,605,751	641,812,404
Total Financial Liabilities	(294,395,625)	(46,241,210)	(34,316,868)	(357,570)	(165,494,258)	(540,805,531)
Net Amount	96,661,779	4,207,982	2,281,415	13,744,204	(15,888,507)	101,006,873

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2021
Total Financial Assets	327,118,076	76,493,228	69,505,067	45,484,824	180,349,681	698,950,876
Total Financial Liabilities	(332,718,871)	(83,515,461)	(15,815,948)	(1,092,601)	(205,378,261)	(638,521,142)
Net Amount	(5,600,795)	(7,022,233)	53,689,119	44,392,223	(25,028,580)	60,429,734

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2022		12/31/2021
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	147,263	4% ARS; 2% USD	508,225
Increase in the interest rate	4% ARS; 2% USD	198,390	4% ARS; 2% USD	(506,680)

Schedule of concentration of loans and deposits

	Loans and other financing
	12/31/2022		12/31/2021
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	21,912,962	8.8%	25,625,797	7.9%
50 following largest customers	39,836,474	16.1%	41,425,451	12.8%
100 following largest customers	30,829,050	12.4%	33,701,260	10.5%
Rest of customers	155,234,764	62.6%	221,673,351	68.8%
TOTAL	247,813,250	100.0%	322,425,859	100.0%

	Deposits
	12/31/2022		12/31/2021
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	183,536,099	33.5%	185,592,666	33.0%
50 following largest customers	121,769,699	22.2%	94,391,684	16.8%
100 following largest customers	30,244,413	5.5%	29,423,744	5.2%
Rest of customers	211,966,724	38.7%	252,488,613	44.9%
TOTAL	547,516,935	100.0%	561,896,707	100.0%

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2022	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	134,800,349	39,924,133	39,821,269	43,539,498	57,706,654	163,290,339	479,082,242
To the non-financial public sector	37,701	67,738	—	70,540	143,822	588,234	908,035
To the financial sector	568,717	9,524	19,826	29,434	54,312	—	681,813
To the Non-Financial Private Sector and Foreign residents	134,193,931	39,846,871	39,801,443	43,439,524	57,508,520	162,702,105	477,492,394
TOTAL ASSETS	134,800,349	39,924,133	39,821,269	43,539,498	57,706,654	163,290,339	479,082,242
Deposits	485,569,501	30,307,792	44,596,340	1,242,712	335	—	561,716,680
Non-financial public sector	26,076,337	2,057,362	—	—	—	—	28,133,699
Financial sector	101,430	—	—	—	—	—	101,430
Non-financial private sector and foreign residents	459,391,734	28,250,430	44,596,340	1,242,712	335	—	533,481,551
Liabilities at fair value through profit or loss	2,139,170	—	—	—	—	—	2,139,170
Other financial liabilities	16,813,041	204,269	283,382	475,660	595,656	639,307	19,011,315
Financing received from the Argentine Central Bank and other financial institutions	2,263,340	852,999	697,528	1,213,618	1,201,893	856,451	7,085,829
Unsubordinated debt securities	293,278	829,167	—	—	—	—	1,122,445
TOTAL LIABILITIES	507,078,330	32,194,227	45,577,250	2,931,990	1,797,884	1,495,758	591,075,439